LIENS, COMMITMENTS AND PROVISIONS	12 Months Ended
Dec. 31, 2025
Liens Commitments And Provisions
LIENS, COMMITMENTS AND PROVISIONS	NOTE 17 – LIENS, COMMITMENTS AND PROVISIONS: The Company’s Israeli subsidiary’s fixed assets (motor vehicles) are secured against bank borrowings.